Annual Total Returns- PIMCO Global Bond Opportunities Portfolio Unhedged (Administrative Class) [BarChart] - Administrative Class - PIMCO Global Bond Opportunities Portfolio Unhedged - Administrative	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.56%	6.94%	(8.48%)	2.27%	(4.03%)	4.04%	8.63%	(4.19%)	6.12%	10.12%